UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Tactical Opportunities Plus Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares		Description (1), (2)				Value

		LONG-TERM INVESTMENTS – 59.4%

		EXCHANGE-TRADED FUNDS – 51.6%

		Commodity Funds – 3.7%

7,700		United States Natural Gas Fund LP				$66,759

3,200		United States Oil Fund LP				35,200
		Total Commodity Funds (cost $141,036)				101,959

		Equity Funds – 30.5%

1,300		iShares China Large-Cap ETF				45,877

2,425		iShares Currency Hedged MSCI Japan ETF				69,549

11,100		iShares Mortgage Real Estate Capped ETF				106,116

1,895		iShares MSCI Australia ETF				35,929

4,459		iShares MSCI Germany ETF				116,781

1,117		iShares MSCI Hong Kong ETF				22,139

5,200		iShares MSCI India ETF				143,208

3,958		iShares MSCI Japan ETF				47,971

900		iShares MSCI South Korea Capped ETF				44,703

2,035		iShares MSCI Sweden ETF				59,381

3,700		iShares MSCI Taiwan ETF				47,249

3,015		iShares MSCI United Kingdom ETF				48,662

4,100		Market Vectors Gold Miners ETF				56,252
		Total Equity Funds (cost $908,568)				843,817

		Fixed Income Funds – 17.4%

1,550		iShares Core U.S. Aggregate Bond ETF				167,416

2,298		iShares J.P. Morgan USD Emerging Markets Bond ETF				243,082

4,080		Market Vectors Emerging Markets Local Currency Bond ETF				69,360
		Total Fixed Income Funds (cost $509,124)				479,858
		Total Exchange-Traded Funds (cost $1,558,728)				1,425,634

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 7.8%

		Mexico – 5.0%

1,370	MXN	Mexico Bonos de DeSarrollo	8.000%	6/11/20	A	$87,478

800	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	50,722
2,170	MXN	Total Mexico				138,200

		New Zealand – 2.8%

100	NZD	New Zealand Government	5.500%	4/15/23	Aaa	78,505
		Total Sovereign Debt (cost $269,763)				216,705
		Total Long-Term Investments (cost $1,828,491)				1,642,339

Nuveen Investments	1

Nuveen Global Tactical Opportunities Plus Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares/Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 40.5%

	Money Market Funds – 7.9%

218,387	First American Treasury Obligations Fund, Class Z	0.108% (5)	N/A	N/A	$218,387

	U.S. Government and Agency Obligations – 32.6%

$300	U.S. Treasury Bills, (6)	0.000%	3/31/16	AAA	299,873

450	U.S. Treasury Bills	0.000%	4/28/16	AAA	449,623

150	U.S. Treasury Bills, (6)	0.000%	6/23/16	AAA	149,667
$900	Total U.S. Government and Agency Obligations				899,163
	Total Short-Term Investments (cost $1,117,601)				1,117,550
	Total Investments (cost $2,946,092) – 99.9%				2,759,889
	Other Assets Less Liabilities – 0.1% (7)				1,683
	Net Assets – 100%				$2,761,572

Investments in Derivatives as of December 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond	Long	4	3/16	$283,070	$(2,186)	$151
Euro-Bund	Short	(5)	3/16	(858,102)	31	(5,238)
Mexican Peso	Short	(5)	3/16	(144,500)	(1,425)	1,703
Mini MSCI EAFE Index	Short	(4)	3/16	(339,640)	4,500	(6,549)
Mini MSCI Emerging Markets	Short	(7)	3/16	(275,625)	700	(9,780)
NASDAQ 100 E-Mini	Short	(2)	3/16	(183,510)	2,330	(2,186)
Russell 2000 Mini Index	Short	(3)	3/16	(339,450)	3,450	(4,060)
S&P 500 E-Mini	Short	(2)	3/16	(203,540)	1,920	(3,449)
S&P 500 E-Mini Consumer Discretionary Sector	Short	(1)	3/16	(78,570)	790	(512)
S&P MidCap 400 E-Mini	Long	1	3/16	139,350	(1,300)	1,156
U.S. 10-Year Treasury Note	Long	3	3/16	377,719	891	(1,836)
				$(1,622,798)	$9,701	$(30,600)
*	Total aggregate Notional Amount at Value of long and short positions is $800,139 and $(2,422,937), respectively.

Options Written outstanding:

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Put	(21)	PowerShares DB US Dollar Index Bullish Fund	$(52,500)	3/18/16	$25	$105
	(21)	Total Options Written (premiums received $399)	$(52,500)			$105

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

2	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,425,634	$—	$—	$1,425,634
Sovereign Debt	—	216,705	—	216,705
Short-Term Investments:
Money Market Funds	218,387	—	—	218,387
U.S. Government and Agency Obligations	—	899,163	—	899,163
Investments in Derivatives:
Futures Contracts*	(30,600)	—	—	(30,600)
Options Written	105	—	—	105
Total	$1,613,526	$1,115,868	$—	$2,729,394
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments (excluding investments in derivatives) was $2,946,092.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$7,241
Depreciation	(193,444)
Net unrealized appreciation (depreciation) of investments	$(186,203)

Nuveen Investments	3

Nuveen Global Tactical Opportunities Plus Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

DB	Deutsche Bank

EAFE	Europe, Australasia and Far East

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International Inc.

MXN	Mexican Peso

NASDAQ	National Association of Securities Dealers Automated Quotations

NZD	New Zealand Dollar

S&P	Standard & Poor’s

USD	United States Dollar

4	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 29, 2016